Other operating income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Other operating income [Abstract]
Grants	$ 44,577	$ 44,827
Income from various services and insurance proceeds	28,682	11,672
Income from the purchase of the long-term operation and maintenance payable to Abengoa	38,955	0
Total	112,214	56,499
Other operating expenses [Abstract]
Leases and fees	(1,296)	(5,192)
Operation and maintenance	(108,522)	(90,215)
Independent professional services	(24,877)	(19,925)
Supplies	(19,204)	(14,409)
Insurance	(18,279)	(17,782)
Levies and duties	(35,012)	(44,083)
Other expenses	(10,143)	(2,067)
Total	$ (217,333)	$ (193,673)